Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 02, 2026	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs	Total Stockholder Return (3)	Peer Group Total Stockholder Return(4)	Net Income (Loss)	Adjusted EBITDA (5)
2025	$8,234,801	$3,307,746	$1,913,386	$1,077,362	$16.48	$83.14	$(544,720,290)	$168,356,121
2024	$7,506,321	$322,173	$1,761,001	$557,342	$28.54	$103.87	$6,512,072	$167,013,046
2023	$6,033,703	$2,384,938	$976,966	$593,856	$63.84	$113.25	$120,836,623	$261,048,074
2022	$7,701,102	$(784,351)	$1,781,723	$355,598	$86.30	$114.53	$205,277,739	$321,831,275
2021	$7,817,826	$15,024,562	$1,597,907	$3,525,371	$160.91	$121.18	$163,817,937	$263,949,984

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	his is the total compensation, as depicted in the Summary Compensation Table above, for our CEO, Mr. Dennison.
PEO Total Compensation Amount	$ 8,234,801	$ 7,506,321	$ 6,033,703	$ 7,701,102	$ 7,817,826
PEO Actually Paid Compensation Amount	$ 3,307,746	322,173	2,384,938	(784,351)	15,024,562
Adjustment To PEO Compensation, Footnote
To calculate CAP to the CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards (1)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End(2)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End(3)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year(4)	Compensation Actually Paid
Principal Executive Officer
2025	$8,234,801	$(6,687,528)	$3,060,802	$(1,158,424)	$(141,905)	$3,307,746
2024	$7,506,321	$(6,450,075)	$2,666,883	$(2,713,316)	$(687,640)	$322,173
2023	$6,033,703	$(5,000,030)	$2,126,126	$(1,346,382)	$571,521	$2,384,938
2022	$7,701,102	$(4,500,140)	$3,414,949	$(5,269,787)	$(2,130,475)	$(784,351)
2021	$7,817,826	$(4,939,011)	$7,888,881	$3,227,549	$1,029,317	$15,024,562
Average for Other NEOs (5)
2025	$1,913,386	$(1,187,871)	$543,838	$(170,698)	$(21,293)	$1,077,362
2024	$1,761,001	$(1,238,094)	$399,035	$(294,213)	$(70,387)	$557,342
2023	$976,966	$(586,493)	$283,354	$(131,928)	$51,957	$593,856
2022	$1,781,723	$(720,080)	$546,436	$(811,488)	$(440,993)	$355,598
2021	$1,597,907	$(664,340)	$1,212,721	$571,654	$807,429	$3,525,371
(1)Represents the grant date fair value of equity awards granted in each applicable year, as reported in our Summary Compensation Table.
(2)Represent the year-over-year change in the fair value of equity awards to our CEO and average for our other NEOs. No awards vested in the year they were granted.
(3)Represents the change in fair value of equity awards that were granted in any prior fiscal year and were unvested as of the end of each applicable year.
(4)Represents the change in fair value of equity awards that were granted in any prior fiscal year and vested during each applicable year.
(5)Our fiscal year 2023 reflects the changes in our CFO position.
The fair value of stock awards includes the value of both RSUs and PSUs. The measurement date fair value of RSUs was determined based on the market price of the Company's common stock on the measurement date. The PSUs include two separate performance-based components: (1) a FCF metric, and (2) a ROIC metric. The measurement date fair value of the performance-based component of the PSUs was determined based upon the measurement date stock price.

Non-PEO NEO Average Total Compensation Amount	$ 1,913,386	1,761,001	976,966	1,781,723	1,597,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,077,362	557,342	593,856	355,598	3,525,371
Adjustment to Non-PEO NEO Compensation Footnote
To calculate CAP to the CEO and the average CAP to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table:

Year	Summary Compensation Total	Amounts Reported in the Summary Compensation Table for Stock Awards (1)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End(2)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End(3)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year(4)	Compensation Actually Paid
Principal Executive Officer
2025	$8,234,801	$(6,687,528)	$3,060,802	$(1,158,424)	$(141,905)	$3,307,746
2024	$7,506,321	$(6,450,075)	$2,666,883	$(2,713,316)	$(687,640)	$322,173
2023	$6,033,703	$(5,000,030)	$2,126,126	$(1,346,382)	$571,521	$2,384,938
2022	$7,701,102	$(4,500,140)	$3,414,949	$(5,269,787)	$(2,130,475)	$(784,351)
2021	$7,817,826	$(4,939,011)	$7,888,881	$3,227,549	$1,029,317	$15,024,562
Average for Other NEOs (5)
2025	$1,913,386	$(1,187,871)	$543,838	$(170,698)	$(21,293)	$1,077,362
2024	$1,761,001	$(1,238,094)	$399,035	$(294,213)	$(70,387)	$557,342
2023	$976,966	$(586,493)	$283,354	$(131,928)	$51,957	$593,856
2022	$1,781,723	$(720,080)	$546,436	$(811,488)	$(440,993)	$355,598
2021	$1,597,907	$(664,340)	$1,212,721	$571,654	$807,429	$3,525,371
(1)Represents the grant date fair value of equity awards granted in each applicable year, as reported in our Summary Compensation Table.
(2)Represent the year-over-year change in the fair value of equity awards to our CEO and average for our other NEOs. No awards vested in the year they were granted.
(3)Represents the change in fair value of equity awards that were granted in any prior fiscal year and were unvested as of the end of each applicable year.
(4)Represents the change in fair value of equity awards that were granted in any prior fiscal year and vested during each applicable year.
(5)Our fiscal year 2023 reflects the changes in our CFO position.
The fair value of stock awards includes the value of both RSUs and PSUs. The measurement date fair value of RSUs was determined based on the market price of the Company's common stock on the measurement date. The PSUs include two separate performance-based components: (1) a FCF metric, and (2) a ROIC metric. The measurement date fair value of the performance-based component of the PSUs was determined based upon the measurement date stock price.

Compensation Actually Paid vs. Total Shareholder Return
Compensation actually paid versus Company performance
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEOs, for the fiscal years 2025, 2024, 2023, 2022 and 2021.
CAP vs FOXF TSR & Peer Group TSR

Compensation Actually Paid vs. Net Income
CAP vs Net Income
* Net income decreased by $551.2 million to $544.7 million net loss in fiscal year 2025 from $6.5 million net income in fiscal year 2024, mainly due to goodwill impairment charges, intangible and long-lived asset impairment charges, and organizational restructuring expenses recognized in fiscal year 2025. The net loss in fiscal year 2025 is not shown in the chart.

Compensation Actually Paid vs. Company Selected Measure	CAP vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group
Compensation actually paid versus Company performance
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and CAP to our CEO and, on average, to our other NEOs, for the fiscal years 2025, 2024, 2023, 2022 and 2021.
CAP vs FOXF TSR & Peer Group TSR

Tabular List, Table

FINANCIAL PERFORMANCE METRICS
Adjusted EBITDA
Free Cash Flow
Return on Invested Capital

Total Shareholder Return Amount	$ 16.48	28.54	63.84	86.30	160.91
Peer Group Total Shareholder Return Amount	83.14	103.87	113.25	114.53	121.18
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (544,720,290)	$ 6,512,072	$ 120,836,623	$ 205,277,739	$ 163,817,937
Company Selected Measure Amount	168,356,121	167,013,046	261,048,074	321,831,275	263,949,984
PEO Name	Mr. Dennison.
Additional 402(v) Disclosure	Represents the average total compensation, as depicted in the Summary Compensation Table above. Our total stockholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total stockholder return is depicted.The “Peer Group” referenced in this column is the prior Pay Peer Group, which was developed in 2021, as disclosed in the “Compensation Discussion and Analysis” section of this Proxy Statement. The updated Pay Peer Group, approved by the Compensation Committee in May 2025, was not used to calculate Peer Group TSR for 2025 as the 2025 target pay was evaluated against the prior Pay Peer Group.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is equal to FOX’s net income adjusted for goodwill impairment, intangible and long-lived asset impairment, interest expense, net other expense, income taxes, amortization of purchased intangibles, depreciation, stock-based compensation, patent litigation-related expenses, acquisition, and integration-related expenses, organizational restructuring related costs, and strategic transformation costs.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,687,528)	$ (6,450,075)	$ (5,000,030)	$ (4,500,140)	$ (4,939,011)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,060,802	2,666,883	2,126,126	3,414,949	7,888,881
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,158,424)	(2,713,316)	(1,346,382)	(5,269,787)	3,227,549
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,905)	(687,640)	571,521	(2,130,475)	1,029,317
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,187,871)	(1,238,094)	(586,493)	(720,080)	(664,340)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	543,838	399,035	283,354	546,436	1,212,721
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,698)	(294,213)	(131,928)	(811,488)	571,654
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,293)	$ (70,387)	$ 51,957	$ (440,993)	$ 807,429